5. Leases (Details 1) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 823
2021	793
2022	501
2023	393
2024	304
Thereafter	1,320
Total	4,134
Less: imputed interest	(487)
Operating lease liability	$ 3,647